Accrued Severance Benefits	12 Months Ended
Dec. 31, 2015
Postemployment Benefits [Abstract]
Accrued Severance Benefits

10. Accrued Severance Benefits

Changes in accrued severance benefits for the years ended December 31, 2013, 2014 and 2015 are as follows:

	2013		2014		2015
	(In millions of Korean Won)
Balance at beginning of year	~~W~~	683	~~W~~	263	~~W~~	103
Provisions for severance benefits		67		(60)		20
Severance payments		(444)		(100)		—
Terminated but not yet paid		(43)		—		—

Balance at end of year	~~W~~	263	~~W~~	103	~~W~~	123

In 2005, Gravity introduced a defined contribution pension plan (“Pension Plan”) in accordance with the Employee Benefit Security Act of Korea and entered into a nonparticipating defined contribution insurance contract with a life insurance company. Gravity’s contribution to the Pension Plan was ~~W~~1,114 million, ~~W~~1,227 million and ~~W~~827 million in 2013, 2014 and 2015, respectively. In 2011, NeoCyon, Inc. also introduced a pension plan. ~~W~~467 million, ~~W~~569 million, and ~~W~~562 million were recognized as a cost for such pension plan in 2013, 2014 and 2015, respectively. For the contributions already paid, Gravity and NeoCyon will have no legal or constructive obligation to pay further amounts and therefore no severance benefits were accrued. The accrued severance benefits recorded at December 31, 2015 relate to the other employees who have not been included in a Pension Plan.